TAX CREDITS - Current and Non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Tax credits
Tax credits - current	R$ 2,083,885	R$ 1,201,312
Tax credits - non-current	124,600	664,045
Tax credits
Disclosure of Tax credits
Tax credits - current	2,083,885	1,201,312
Tax credits - non-current	124,600	664,045
Tax credits - current and non-current	2,208,485	1,865,357
ICMS (state VAT)
Disclosure of Tax credits
Tax credits - current	155,373	297,926
Tax credits - non-current	85,512	64,163
Social security financing
Disclosure of Tax credits
Tax credits - current	1,456,593	632,927
Tax credits - non-current	238	441,111
Financing of social integration program
Disclosure of Tax credits
Tax credits - current	226,477	171,724
Financing of social integration program and others
Disclosure of Tax credits
Tax credits - non-current	38,850	158,771
IPI (federal VAT)
Disclosure of Tax credits
Tax credits - current	67,166	38,174
IVA (Value-added tax)
Disclosure of Tax credits
Tax credits - current	126,281	24,500
Other tax credits
Disclosure of Tax credits
Tax credits - current	R$ 51,995	R$ 36,061